GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL.
Schedule of changes in carrying value of goodwill by segment

	Existing home	New home	Emerging
	transaction	transaction	and other
	services	services	services	Total
	RMB	RMB	RMB	RMB

	(in thousands)
Balance as of December 31, 2018 (i)	848,732	286,302	—	1,135,034
New additions (i)	1,343,556	—	16,193	1,359,749
Disposal of a business (ii)	(17,708)	—	—	(17,708)
Balance as of December 31, 2019	2,174,580	286,302	16,193	2,477,075
New additions (iii)	—	13,080	—	13,080
Re‑assignment of goodwill (iv)	(1,192,875)	1,192,875	—	—
Impairment provided (v)	(695)	(5,770)	(16,193)	(22,658)
Balance as of December 31, 2020	981,010	1,486,487	—	2,467,497
New additions (vi)	46,932	23,628	—	70,560
Impairment provided (vii)	(433,034)	(299,334)	—	(732,368)
Balance as of December 31, 2021	594,908	1,210,781	—	1,805,689
(i)	During 2011 to 2018, the Group acquired several real estate agency companies in several cities which primarily operated existing home transaction services and new home transaction services in the PRC. The excess of purchase price over net tangible assets and identifiable intangible assets acquired were recorded as goodwill which amounted to RMB1,766.9 million at the acquisition date. The Group estimated the fair value of acquired assets and liabilities with the assistance of an independent valuation firm. As of December 31, 2018, the Group provided RMB631.8 million of impairment loss on goodwill, as the financial performances of certain acquired business were significantly below the forecasts on the acquisition dates.

During the year ended December 31, 2019, the addition under existing home transaction services was related to the acquisition of Zhonghuan (Note 24), while all the additions under other service segment was related to the acquisition of a subsidiary operating home renovation business.

12. GOODWILL (CONTINUED)

(ii)	In November 2019, the Group disposed of one of Zhonghuan’s subsidiaries. The net assets disposed constituted a business and a portion of Zhonghuan’s goodwill which amount equals to RMB17.7 million was disposed.
(iii)	During the year ended December 31, 2020, the addition under new home transaction services was related to the acquisition of a new home transaction business.
(iv)	Zhonghuan was defined as one reporting unit after its acquisition. Considering the performance and operating profit did not meet expectations, the Group performed a quantitative analysis for the reporting unit of Zhonghuan as of December 31, 2019 with the assistance of an independent valuation firm, and no impairment was identified. In the fourth quarter of 2020, the Group completed the integration of Zhonghuan business with its existing home and new home transaction business. As such, the Group reassigned goodwill to reporting units affected using the relative fair value approach based on forecasted incremental revenue to the reporting units after the integration. RMB1,192.9 million of goodwill was reassigned to new home transaction segment, while RMB133.0 million remained in existing home transaction segment. The management performed a quantitative impairment test for the reporting unit of Zhonghuan before the reassignment with the assistance of an independent valuation firm. Based on the assessment, the fair value exceeded the carrying amounts of the reporting unit and no impairment was identified. The management also performed a qualitative analysis on the affected reporting units after the reassignment, no impairment was identified in these affected reporting units as their business were profitable and fast growing, and it is more-likely-than-not that the fair values of these reporting units are more than their carrying amounts.
(v)	At the end of 2020, to further streamline the Group's home renovation business, management decided to terminate the home renovation business it acquired in 2019. Goodwill of RMB16.2 million associated with this reporting unit was determined to be fully impaired. Other impairments in goodwill were related to cities where the management decided not to operate any Beike platform business, and goodwill was fully impaired in these reporting units.

For other reporting units, as of December 31, 2019 and 2020, management performed a qualitative analysis by taking into consideration the macroeconomics, overall financial performance, industry and market conditions, and no impairment was identified.

(vi)	During the year ended December 31, 2021, the Group acquired several real estate agency companies in several cities which primarily operated existing home transaction services and new home transaction services in the PRC.
(vii)	During the nine months ended September 30, 2021, revenue and profit generated by certain reporting units decreased significantly due to market downturn. Management determined that the significant decline in revenue and profit was a triggering event. Based on the interim impairment assessment as of September 30, 2021, management concluded that the goodwill attributable to certain reporting units, was impaired and accordingly, recorded goodwill impairment loss of RMB397.1 million, including RMB178.3 million related to reporting units within the existing home transaction services segment and RMB218.8 million related to reporting units within new home transaction services segment.